Intangibles	12 Months Ended
Dec. 31, 2012
Intangibles

H. INTANGIBLES

The Company’s purchased intangibles associated with the NattyMac acquisition (Note R) for the year ended December 31, 2012 are comprised of:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted-Average Useful Lives
Amortized Intangible Assets:
Customer Relationships	$2,350,000	$(97,917)	$2,252,083	8 Years
Active Agent List	330,000	(22,000)	308,000	5 Years

Total	$2,680,000	$(119,917)	$2,560,083

Unamortized Intangible Assets:
“NattyMac” Trade Name	$1,030,000

The Company did not have any purchased intangible assets for the fiscal year ended December 31, 2011.

The Company recorded amortization expense on its intangible assets of $119,917 and $0 for the years ended December 31, 2012 and 2011, respectively. The projections of amortization expense for the next five years are based on existing asset balances at December 31, 2012. Future amortization expense may vary from these projections.

The following table provides the estimated future amortization expense from amortized intangible assets.

Estimated Amortization Expense Year Ending December 31,	Customer Relationships	Active Agent List
2013	$293,750	$66,000
2014	293,750	66,000
2015	293,750	66,000
2016	293,750	66,000
2017	293,750	44,000
Thereafter	783,333	—

	$2,252,083	$308,000

The Company did not record any impairment charges relating to the indefinite-lived intangible asset for the year ended December 31, 2012.